GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segments, Geographical Areas [Abstract]
Schedule of revenue from external customers by geographic areas
The following table presents revenue by geographic area, the Greater China and all other countries, based on the geographic location of its Online Channels for the year ended December 31, 2021, 2022 and 2023. No revenue result from an individual country other than the Greater China accounted for more than 10% of revenue for the presented years.

	2021	2022	2023
	RMB (in millions)
Total Revenue
The Greater China	18,423	16,326	38,668
Others	1,606	3,729	5,894

	20,029	20,055	44,562